Oberweis Micro-Cap Fund
Schedule of Investments (unaudited)
September 30, 2021

		Shares	Value
Equities	96.1%
Auto Parts	1.4%
Strattec Security Corp.*		16,100	$626,290
Superior Industries International, Inc.*		152,498	1,075,111
			1,701,401

Back Office Support, Human Resources & Consulting	9.2%
Cross Country Healthcare, Inc.*		77,900	1,654,596
Heidrick & Struggles International, Inc.		34,800	1,553,124
ICF International, Inc.*		12,300	1,098,267
Information Services Group, Inc.		235,000	1,687,300
Kforce, Inc.		17,500	1,043,700
Resources Connection, Inc.		100,900	1,592,202
The Hackett Group, Inc.		53,500	1,049,670
TrueBlue, Inc.*		42,300	1,145,484
			10,824,343

Banks - Diversified	1.1%
First Foundation, Inc.		26,300	691,690
Mercantile Bank Corp.		19,500	624,585
			1,316,275

Biotechnology	0.9%
Dynavax Technologies Corp.*		58,000	1,114,180

Building Materials	1.2%
Masonite International Corp.*		13,800	1,464,594

Casinos & Gambling	2.4%
Full House Resorts, Inc.*		152,543	1,618,481
Monarch Casino & Resort, Inc.*		18,200	1,219,218
			2,837,699

Commercial Vehicles & Parts	2.1%
Commercial Vehicle Group, Inc.*		155,500	1,471,030
The Shyft Group, Inc.		27,400	1,041,474
			2,512,504

Communications Technology	5.6%
ADTRAN, Inc.		43,600	817,936
Aviat Networks, Inc.*		73,207	2,405,582
DZS, Inc.*		96,800	1,186,768
Extreme Networks, Inc.*		123,800	1,219,430
Ooma, Inc.*		49,300	917,473
			6,547,189

Computer Services Software & Systems	5.6%
Avid Technology, Inc.*		19,700	569,724
ChannelAdvisor Corp.*		112,700	2,843,421
Model N, Inc.*		39,200	1,313,200
Perficient, Inc.*		10,100	1,168,570
Travelzoo*		57,000	661,200
			6,556,115

Computer Technology	1.0%
ScanSource, Inc.*		35,000	1,217,650

Consumer Services - Miscellaneous	0.9%
SP Plus Corp.*		33,700	1,033,579

Containers & Packaging	2.7%
Veritiv Corp.*		36,000	3,224,160

Construction	1.3%
Sterling Construction Co. Inc.*		65,300	1,480,351

Diversified Manufacturing Operations	0.4%
Golden Nugget Online Gaming, Inc.*		30,000	521,100

Diversified Retail	1.1%
Lands' End, Inc.*		54,700	1,287,638

Education Services	0.7%
Houghton Mifflin Harcourt Co.*		63,100	847,433

Electronic Entertainment	1.1%
Everi Hldgs. Inc.*		54,000	1,305,720

Energy Equipment	1.6%
Ameresco, Inc.*		33,208	1,940,343

Healthcare Services	2.4%
HealthStream, Inc.*		45,800	1,308,964
RadNet, Inc.*		53,600	1,571,016
			2,879,980

Home Building	1.3%
M/I Homes, Inc.*		25,600	1,479,680

Household Furnishings	2.4%
Flexsteel Industries, Inc.		30,000	926,400
Hooker Furniture Corp.		28,500	769,215
Lifetime Brands, Inc.*		60,400	1,098,676
			2,794,291

Insurance - Property Casualty	0.7%
Employers Hldgs., Inc.		22,000	868,780

Leisure	1.3%
Johnson Outdoors, Inc.		14,100	1,491,780

Luxury Items	1.3%
Movado Group, Inc.		48,200	1,517,818

Machinery - Agriculture	0.8%
Titan Machinery, Inc.*		34,300	888,713

Machinery - Industrial	1.0%
EnPro Industries, Inc.		14,200	1,237,104

Medical & Dental Instruments & Supplies	7.4%
Alphatec Hldgs. Inc.*		195,500	2,383,145
AngioDynamics, Inc.*		88,700	2,300,878
Antares Pharma, Inc.*		225,900	822,276
Cerus Corp.*		143,100	871,479
Organogenesis Hldgs., Inc.*		168,100	2,393,744
			8,771,522

Medical Equipment	1.4%
Varex Imaging Corp.*		57,200	1,613,040

Medical Services	1.0%
Inotiv, Inc.*		40,600	1,187,144

Oil Well Equipment & Services	1.7%
Patterson-UTI Energy, Inc.		125,200	1,126,800
RPC, Inc.*		189,400	920,484
			2,047,284

Production Technology Equipment	7.8%
Aehr Test Systems*		115,300	1,573,845
Axcelis Technologies, Inc.*		83,600	3,931,708
Cohu, Inc.*		28,576	912,717
CyberOptics Corp.*		24,200	861,036
Ultra Clean Hldgs., Inc.*		44,900	1,912,740
			9,192,046

Radio & TV Broadcasters	1.7%
Entravision Communications Corp.		276,400	1,962,440

Recreational Vehicles & Boats	1.7%
Malibu Boats, Inc.*		27,900	1,952,442

Restaurants	2.7%
El Pollo Loco Hldgs., Inc.*		55,500	937,950
Red Robin Gourmet Burgers, Inc.*		96,600	2,227,596
			3,165,546

Scientific Instruments - Electrical	1.7%
Allied Motion Technologies, Inc.		34,100	1,066,648
Preformed Line Products Co.		7,000	455,280
RF Industries Ltd.*		65,000	524,550
			2,046,478

Scientific Instruments - Gauges & Meters	1.1%
Vishay Precision Group, Inc.*		37,800	1,314,306

Semiconductors & Components	3.8%
Alpha and Omega Semiconductor Ltd.*		74,000	2,321,380
Amtech Systems, Inc.*		67,500	771,525
SMART Global Hldgs., Inc.*		30,400	1,352,800
			4,445,705

Software	0.7%
Absolute Software Corp.		74,600	819,854

Specialty Retail	5.8%
Boot Barn Hldgs., Inc.*		28,400	2,523,908
Guess', Inc.		109,000	2,290,090
Zumiez, Inc.*		51,300	2,039,688
			6,853,686

Technology - Miscellaneous	2.6%
Camtek Ltd.*		40,980	1,660,100
CTS Corp.		46,200	1,428,042
			3,088,142

Telecommunications Equipment	3.5%
Clearfield, Inc.*		44,900	1,982,335
Vocera Communications, Inc.*		43,226	1,978,023
			3,960,358

Total Equities
(Cost: $90,893,820)			$113,310,413

Total Investments	96.1%
(Cost: $90,893,820)			$113,310,413

Other Assets Less Liabilities	3.9%		4,645,584

Net Assets - 100%			$117,955,997

* Non-income producing security during the period ended September 30, 2021

Oberweis Small-Cap Opportunities Fund
Schedule of Investments (unaudited)
September 30, 2021

		Shares	Value
Equities	94.8%
Aluminum	1.2%
Arconic Corp.*		9,000	$283,860

Asset Management & Custodian	0.9%
Focus Financial Partners, Inc.*		3,800	199,006

Back Office Support, Human Resources & Consulting	3.8%
ICF International, Inc.		3,300	294,657
Korn Ferry		4,800	347,328
TTEC Hldgs., Inc.		2,700	252,531
			894,516

Banks - Diversified	0.8%
First Foundation, Inc.		7,200	189,360

Banks - Savings, Thrifts & Mortgage Lending	0.8%
Premier Financial Corp.		5,800	184,672

Biotechnology	1.1%
Halozyme Therapeutics, Inc.*		6,200	252,216

Building Materials	5.3%
Builders FirstSource, Inc.*		7,000	362,180
Masonite International Corp.*		2,600	275,938
Patrick Industries, Inc.		3,600	299,880
Summit Materials, Inc.*		9,300	297,321
			1,235,319

Building Roofing, Wallboard & Plumbing	1.2%
Beacon Roofing Supply, Inc.*		5,700	272,232

Casinos & Gambling	1.2%
Monarch Casino and Resort, Inc.*		4,300	288,057

Chemicals - Diversified	0.7%
Cabot Corp.		3,400	170,408

Communications Technology	1.2%
Aviat Networks, Inc.*		8,400	276,024

Computer Services Software & Systems	10.6%
Cargurus, Inc.*		11,300	354,933
ChannelAdvisor Corp.*		12,200	307,806
CommVault Systems, Inc.*		3,800	286,178
Rapid7, Inc.*		1,800	203,436
Shutterstock, Inc.		6,308	714,823
TechTarget, Inc.*		2,800	230,776
Teradata Corp.*		6,600	378,510
			2,476,462

Computer Technology	4.1%
Synaptics, Inc.*		5,300	952,569

Containers & Packaging	2.0%
Veritiv Corp.*		5,222	467,682

Cosmetics	1.3%
Inter Parfums, Inc.		4,100	306,557

Diversified Manufacturing Operations	2.2%
Inmode Ltd.*		1,300	207,285
Revolve Group, Inc.*		4,900	302,673
			509,958

Diversified Metals & Minerals	1.1%
Materion Corp.		3,900	267,696

Diversified Retail	1.9%
BJ's Wholesale Club Hldgs., Inc.*		4,600	252,632
PROG Hldgs., Inc.*		4,500	189,045
			441,677

Education Services	2.6%
2U, Inc.*		4,700	157,779
Houghton Mifflin Harcourt Co.*		12,900	173,247
Stride, Inc.*		7,900	283,926
			614,952

Electronic Entertainment	1.0%
Everi Hldgs., Inc.*		9,300	224,874

Energy Equipment	1.0%
Ameresco, Inc.*		4,100	239,563

Forest Products	1.0%
UFP Industries, Inc.		3,400	231,132

Healthcare Facilities	1.3%
Select Medical Hldgs. Corp.		8,100	292,977

Healthcare Management Services	1.0%
Option Care Health, Inc.*		9,700	235,322

Healthcare Services	1.7%
Acadia Healthcare Co., Inc.*		6,400	408,192

Home Building	1.3%
M/I Homes, Inc.*		5,300	306,340

Household Equipment & Products	1.0%
Central Garden & Pet Co.*		4,900	235,200

Household Furnishings	1.8%
Tempur Sealy International, Inc.		8,900	413,049

Insurance - Multi-Line	0.9%
BRP Group, Inc.*		6,400	213,056

Insurance - Property Casualty	1.2%
Stewart Information Services Corp.		4,400	278,344

Leisure Time	1.9%
SeaWorld Entertainment, Inc.*		7,900	437,028

Machinery - Industrial	1.3%
Kennametal, Inc.		9,000	308,070

Manufactured Housing	1.4%
Skyline Champion Corp.*		5,600	336,336

Medical & Dental Instruments & Supplies	6.5%
Alphatec Hldgs., Inc.*		37,000	451,030
AngioDynamics, Inc.*		17,700	459,138
Merit Medical Systems, Inc.*		2,500	179,500
Organogenesis Hldgs., Inc.*		30,100	428,624
			1,518,292

Medical Equipment	1.3%
CareDX, Inc.*		4,800	304,176

Oil Crude Producer	1.8%
Magnolia Oil & Gas Corp.		12,000	213,480
PDC Energy, Inc.		4,400	208,516
			421,996

Oil Well Equipment & Services	1.7%
Helmerich & Payne, Inc.		7,700	211,057
NOV, Inc.*		13,400	175,674
			386,731

Pharmaceuticals	2.0%
Amphastar Pharmaceuticals, Inc.*		10,600	201,506
Heska Corp.*		1,000	258,540
			460,046

Power Transmission Equipment	1.5%
Belden, Inc.		6,200	361,212

Production Technology Equipment	4.4%
Axcelis Technologies, Inc.*		15,000	705,450
Ultra Clean Hldgs., Inc.*		7,500	319,500
			1,024,950

Real Estate Services	1.2%
Realogy Hldgs. Corp.*		16,400	287,656

Restaurants	1.6%
Red Robin Gourmet Burgers, Inc.*		16,200	373,572

Scientific Instruments - Pollution Control	1.3%
Clean Harbors, Inc.*		2,900	301,223

Semiconductors & Components	2.5%
MACOM Technology Solutions Hldgs. Inc.*		3,700	240,019
MaxLinear. Inc.*		7,100	349,675
			589,694

Specialty Retail	3.1%
Boot Barn Hldgs., Inc.*		3,900	346,593
Guess', Inc.		17,200	361,372
			707,965

Textiles, Apparel & Shoes	4.1%
Crocs, Inc.*		4,500	645,660
Deckers Outdoor Corp.*		790	284,558
			930,218

Total Equities
(Cost: $17,660,968)			$22,110,437

Total Investments	94.8%
(Cost: $17,660,968)			$22,110,437

Other Assets Less Liabilities	5.2%		1,224,150

Net Assets - 100%			$23,334,587

* Non-income producing security during the period ended September 30, 2021

Oberweis Global Opportunities Fund
Schedule of Investments (unaudited) [a]
September 30, 2021

		Shares	Value
Equities	89.1%

Australia	1.1%
IDP Education Ltd.*		35,000	$847,472

Canada	1.2%
BRP, Inc.		9,600	888,603

China	8.4%
Dongyue Group Ltd.*		300,000	739,955
Foryou Corp.*		132,800	736,727
Han's Laser Technology Industry Group Co. Ltd.*		120,000	697,642
Li Ning Co. Ltd.		100,000	1,152,567
Shanghai Weaver Network Co. Ltd.*		75,000	763,030
Tianjin Zhonghuan Semiconductor Co. Ltd.*		112,000	791,352
Wuxi Biologics, Inc.*		50,000	811,009
Xtep International Hldgs. Ltd.		537,500	754,697
			6,446,979

Denmark	1.0%
ALK-Abello AS*		1,900	797,189

Germany	1.5%
flatexDEGIRO AG*		53,100	1,123,773

Israel	2.9%
Inmode Ltd.*		14,100	2,248,245

Japan	6.6%
Capcom Co. Ltd.		20,000	555,723
Food & Life Co. Ltd.		20,000	919,658
IR Japan Hldgs. Ltd.		12,100	1,332,681
JMDC, Inc.*		27,300	1,864,878
MedPeer, Inc.*		12,000	407,226
			5,080,166

Netherlands	3.4%
ASM International NV		4,000	1,566,468
BE Semiconductor Industries NV		13,400	1,066,041
			2,632,509

Norway	2.6%
Nordic Semiconductor ASA*		66,900	1,990,113

South Korea	1.0%
LEENO Industrial, Inc.		5,000	738,038

Sweden	3.7%
AddLife AB		17,000	621,751
Evolution Gaming Group AB		8,900	1,347,810
MIPS AB		8,700	872,484
			2,842,045

Taiwan	3.6%
M31 Technology Corp.		201,000	2,774,306

United Kingdom	6.8%
Dunelm Group PLC		41,600	797,025
Endava PLC ADS*		9,600	1,304,160
Intermediate Capital Group PLC		53,900	1,475,867
Oxford Instruments PLC		24,400	742,872
Taylor Wimpey PLC*		450,000	938,500
			5,258,424

United States of America	45.3%
Acadia Healthcare Co., Inc.*		15,500	988,590
Alphatec Hldgs, Inc.*		194,500	2,370,955
Arconic Corp.*		21,800	687,572
Axcelis Technologies, Inc.*		25,000	1,175,750
Builders FirstSource, Inc.*		17,700	915,798
CareDX, Inc.*		22,600	1,432,162
Castle Biosciences, Inc.*		23,000	1,529,500
ChannelAdvisor Corp.*		100,600	2,538,138
Crocs, Inc.*		23,000	3,300,040
Deckers Outdoor Corp.*		7,500	2,701,500
Guess', Inc.		76,400	1,605,164
Halozyme Therapeutics, Inc.*		33,500	1,362,780
Malibu Boats, Inc.*		10,000	699,800
Model N, Inc.*		21,200	710,200
Organogenesis Hldgs., Inc.*		170,208	2,423,762
Patrick Industries, Inc.		10,000	833,000
Shutterstock, Inc.		22,100	2,504,372
Synaptics, Inc.*		21,600	3,882,168
Tempur Sealy International, Inc.		25,500	1,183,455
Tupperware Brands Corp.*		30,100	635,712
Ultra Clean Hldgs., Inc.*		30,400	1,295,041
			34,775,459

Total Equities
(Cost: $ 51,417,463 )			$68,443,321

Total Investments	89.1%
(Cost: $ 51,417,463 )			$68,443,321

Other Assets Less Liabilities	10.9%		8,380,278

Net Assets - 100%			$76,823,599

a Certain securities were fair valued under the discretion of the Board Of Trustees

* Non-income producing security during the period ended September 30, 2021

ADS - American depositary share

Sector Allocations (As A Percentage of Net Assets)

Communication Services	0.7%
Consumer Discretionary	29.6%
Financials	3.4%
Health Care	21.9%
Industrials	3.8%
Information Technology	27.8%
Materials	1.9%

Oberweis China Opportunities Fund
Schedule of Investments (unaudited) [a]
September 30, 2021

		Shares	Value
Equities	100.1%

Air Freight & Logistics	1.2%
YTO Express Group Co. Ltd.*		550,032	$1,185,554

Auto Components	2.0%
Anhui Zhongding Sealing Parts Co. Ltd.*		250,000	565,663
Foryou Corp.*		260,000	1,442,388
			2,008,051

Automobiles	1.1%
Great Wall Motor Co. Ltd.		300,000	1,103,854

Beverages	3.4%
China Resources Beer Hldgs. Co. Ltd.		190,000	1,405,239
Luzhou Laojiao Co. Ltd.		60,000	2,059,245
			3,464,484

Capital Markets	3.0%
East Money Information Co. Ltd.*		300,000	1,586,190
Hong Kong Exchanges & Clearing Ltd.		25,000	1,536,253
			3,122,443

Chemicals	10.4%
Dongyue Group Ltd.*		700,000	1,726,562
Guangzhou Tinci Materials Technology Co. Ltd.		73,500	1,720,199
Hoshine Silicon Industry Co. Ltd.*		40,000	1,110,663
Hubei Xingfa Chemicals Group Co. Ltd.*		100,000	691,277
Inner Mongolia Yuan Xing Energy Co. Ltd.*		299,940	431,651
Jiangsu Eastern Shenghong Co. Ltd.		250,000	1,079,207
Shenzhen Senior Technology Material Co. Ltd.*		180,117	1,254,804
Sinoma Science & Technology Co. Ltd.*		170,000	923,230
Zhejiang Yongtai Technology Co. Ltd.*		130,000	1,065,100
Zibo Qixiang Tengda Chemical Co. Ltd.*		350,000	655,128
			10,657,821

Commercial Service & Supply	1.1%
China Everbright Environment Group Ltd.*		1,500,000	1,127,173

Communications Equipment	1.2%
Shanghai Huace Navigation Technology Ltd.*		149,925	979,053
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd.*		150,000	230,647
			1,209,700

Construction & Engineer	1.3%
Xinte Energy Co. Ltd.		500,000	1,324,412

Construction Materials	1.8%
Anhui Conch Cement Co. Ltd.*		340,000	1,836,481

Containers & Packaging	1.9%
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd.*		500,030	1,927,780

Diversified Consumer Services	0.9%
China Education Group Hldgs. Ltd.		70,000	120,744
New Oriental Education & Technology Group, Inc.*		400,000	787,478
			908,222

Electrical Equipment	9.7%
Contemporary Amperex Technology Co. Ltd.		21,002	1,701,544
Eve Energy Co. Ltd.*		40,000	608,489
Ming Yang Smart Energy Group Ltd.*		450,000	1,727,008
Sieyuan Electric Co. Ltd.*		229,965	1,403,458
Sungrow Power Supply Co. Ltd.*		60,097	1,365,835
Suzhou Maxwell Technologies Co. Ltd.*		16,055	1,504,237
TBEA Co. Ltd.*		350,000	1,302,060
Zhejiang HangKe Technology, Inc. Co.*		25,005	317,527
			9,930,158

Electronic Equipment, Instruments & Components	5.5%
GoerTek, Inc.		160,027	1,060,534
Huagong Tech Co. Ltd.*		150,000	674,304
Sunny Optical Technology Group Co. Ltd.		55,000	1,440,160
Suzhou Dongshan Precision Manufacturing Co. Ltd.		400,000	1,284,281
Wuxi Lead Intelligent Equipment Co. Ltd.*		110,093	1,175,441
			5,634,720

Entertainment	1.1%
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd.*		350,000	1,132,997

Food Products	1.1%
Muyuan Foods Co. Ltd.*		50,000	398,003
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd.*		449,980	758,313
			1,156,316

Healthcare Equipment & Supplies	2.7%
AK Medical Hldgs. Ltd.*		600,000	830,144
China Medical System Hldgs. Ltd.		400,000	728,989
Qingdao Haier Biomedical Co. Ltd.*		54,998	961,695
Tofflon Science & Technology Group Co. Ltd.*		40,000	278,109
			2,798,937

Hotels, Restaurants & Leisure	0.2%
Huazhu Group Ltd.*		50,000	229,182

Independent Power & Renewable Electricity Producers	6.1%
China Longyuan Power Group Corp. Ltd.		1,050,000	2,576,477
China Resources Power Hldgs. Co. Ltd.		650,000	1,866,795
China Suntien Green Energy Corp. Ltd.*		1,800,000	1,796,578
			6,239,850

Insurance	1.1%
AIA Group Ltd.		100,000	1,150,434

Interactive Media & Services	0.9%
Kuaishou Technology*		85,000	907,173

Internet & Direct Marketing Retail	1.1%
Meituan*		35,000	1,117,244

Information Technology Services	1.3%
Chinasoft International Ltd.*		750,000	1,324,589

Life Sciences Tools & Services	5.2%
Pharmaron Beijing Co. Ltd.		55,000	1,312,068
Shanghai Medicilon, Inc.*		9,091	1,048,584
WuXi AppTec Co. Ltd.		63,200	1,471,276
Wuxi Biologics, Inc.*		95,000	1,540,918
			5,372,846

Machinery	3.4%
Han's Laser Technology Industry Group Co. Ltd.		160,000	930,190
Riyue Heavy Industry Co. Ltd.		170,000	904,305
Zhengzhou Coal Mining Machinery Group Co. Ltd.*		300,000	310,598
Zoomlion Heavy Industry Science and Technology Co. Ltd.*		1,550,000	1,381,196
			3,526,289

Marine	0.5%
Pacific Basin Shipping Ltd.*		1,100,000	509,114

Metals & Mining	4.0%
Aluminum Corp. of China Ltd.*		1,800,000	1,337,000
Angang Steel Co. Ltd.		1,450,000	887,095
Ganfeng Lithium Co. Ltd.		110,000	1,927,344
			4,151,439

Oil, Gas & Consumable Fuels	1.9%
China Petroleum and Chemical Corp.		800,000	394,230
Yanzhou Coal Mining Co. Ltd.		850,000	1,602,866
			1,997,096

Pharmaceuticals	0.8%
Shenyang Xingqi Pharmaceutical Co. Ltd.		40,000	790,443

Professional Services	0.2%
Centre Testing International Group Co. Ltd.		50,050	196,197

Real Estate Management & Development	4.8%
China Resources Mixc Lifestyle Services Ltd.		301,538	1,658,844
Ever Sunshine Lifestyle Services Group Ltd.		510,000	1,019,404
Longfor Group Hldgs. Ltd.		360,000	1,644,863
Sunac China Hldgs. Ltd.*		300,000	639,440
			4,962,551

Semiconductors & Semiconductor Equipment	11.8%
Alchip Technologies Ltd.*		50,000	1,648,985
eMemory Technology, Inc.*		25,000	1,748,313
Hangzhou First Applied Material Co. Ltd.		52,080	1,014,122
Parade Technologies Ltd.		25,000	1,463,385
SG Micro Corp.*		15,000	768,406
Shanghai Friendess Electronic Technology Corp. Ltd.*		14,036	949,338
Sino Wealth Electronic Ltd.*		110,083	1,056,672
Tianjin Zhonghuan Semiconductor Co. Ltd.*		245,000	1,731,082
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.*		180,000	1,785,172
			12,165,475
Software	0.5%
Shanghai Baosight Software Co. Ltd.*		50,074	508,884

Specialty Retail	1.1%
Zhongsheng Group Hldgs. Ltd.		140,000	1,122,261

Textiles, Apparel & Luxury Goods	4.3%
Li Ning Co. Ltd.		320,000	3,688,214
Xtep International Hldgs. Ltd.		600,000	842,452
			4,530,666

Utilities - Gas	1.5%
Kunlun Energy Co. Ltd.		1,550,000	1,613,893

Total Equities
(Cost: $87,771,523 )			$102,944,729

Total Investments	100.1%
(Cost: $87,771,523 )			$102,944,729

Other Liabilities Less Assets	(0.1)%		(53,806)

Net Assets - 100%			$102,890,923

a Certain securities were fair valued under the discretion of the Board Of Trustees

* Non-income producing security during the period ended September 30, 2021

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China ( Includes the People's Republic of China, Taiwan and Hong Kong)	100.1%

Oberweis International Opportunities Fund
Schedule of Investments (unaudited) [a]
September 30, 2021

		Shares	Value
Equities	98.7%
Australia	3.4%
Evolution Mining Ltd.		1,698,300	$4,294,248
IDP Education Ltd.		299,700	7,256,783
			11,551,031

Canada	9.8%
ATS Automation Tooling Systems, Inc.*		130,800	4,149,332
AutoCanada, Inc.*		109,000	3,992,192
BRP, Inc.		111,000	10,274,467
Parex Resources, Inc.		301,124	5,477,575
Sleep Country Canada Hldgs., Inc.		121,800	3,231,075
Trisura Group Ltd.*		182,400	6,226,888
			33,351,529

China	1.2%
Venus MedTech Hangzhou, Inc.*		818,100	4,195,917

Denmark	0.9%
ALK-Abello A/S*		6,872	2,883,308

Finland	2.7%
Metsa Board Oyj		63,700	596,292
Outokumpu Oyj		519,600	3,156,722
QT Group Oyj*		32,500	5,466,234
			9,219,248

France	1.9%
Rexel SA*		328,200	6,323,771

Germany	5.2%
AIXTRON SE		255,500	6,352,370
Aurelius Equity Opportunities SE		110,423	3,378,115
FlatexDEGIRO AG*		271,700	5,750,076
Westwing Group AG*		57,500	2,159,330
			17,639,891

Japan	26.7%
BASE, Inc.*		505,000	4,913,308
BayCurrent Consulting, Inc.		34,200	17,124,615
Capcom Co. Ltd.		152,400	4,234,606
Food & Life Co. Ltd.		373,200	17,160,822
IR Japan Hldgs. Ltd.		61,000	6,718,475
JMDC, Inc.*		82,100	5,608,296
Koei Tecmo Hldgs. Co. Ltd.		107,340	5,095,135
M&A Capital Partners Co. Ltd.*		156,200	8,633,831
Medley, Inc.*		177,700	6,581,417
MedPeer, Inc.*		110,800	3,760,053
Open House Co. Ltd.		93,300	5,489,511
PLAID, Inc.*		92,000	2,404,206
Tsubaki Nakashima Co. Ltd.		190,000	2,684,330
			90,408,605

Netherlands	6.9%
Alfen NV*		36,000	3,799,820
BE Semiconductor Industries NV		66,266	5,271,812
Constellium SE*		588,400	11,050,152
PostNL NV		645,500	3,114,521
			23,236,305

Norway	4.4%
Nordic Semiconductor ASA*		498,600	14,832,144

Spain	0.9%
Laboratorios Farmaceuticos Rovi SA*		47,800	3,128,345

Sweden	5.0%
Avanza Bank Hldg. AB		141,200	4,974,998
BICO Group AB*		63,400	3,753,303
Cint Group AB*		147,300	1,662,391
MIPS AB		47,300	4,743,503
Thule Group AB*		33,700	1,689,603
			16,823,798

Switzerland	2.9%
Tecan Group AG*		5,761	3,262,762
Zur Rose Group AG*		16,166	6,487,215
			9,749,977

United Kingdom	26.8%
CVS Group PLC*		122,000	3,962,123
Darktrace PLC*		413,800	4,571,760
Endava PLC ADS*		52,600	7,145,710
Future PLC*		212,100	10,544,988
Games Workshop Group PLC		26,400	3,653,032
Genus PLC		77,600	5,672,840
Grafton Group PLC		240,000	4,078,610
Howden Joinery Group PLC*		498,500	6,001,075
IMI PLC		215,300	4,815,387
Intermediate Capital Group PLC		371,600	10,174,991
Marks & Spencer Group PLC*		1,691,900	4,152,700
Morgan Sindall Group PLC		72,300	2,323,302
Pets at Home Group PLC		772,963	5,005,201
Reach PLC		1,224,600	5,766,609
Redrow PLC		448,400	4,026,598
Taylor Wimpey PLC		2,197,200	4,582,385
Trustpilot Group PLC*		862,500	4,481,002
			90,958,313

Total Equities
(Cost: $248,757,501 )			$334,302,182

Total Investments	98.7%
(Cost: $248,757,501 )			$334,302,182

Other Assets Less Liabilities	1.3%		4,498,350

Net Assets - 100%			$338,800,532

a Certain securities were fair valued under the discretion of the Board Of Trustees

* Non-income producing security during the period ended September 30, 2021

ADS - American depositary share

Sector Allocations (As A Percentage of Net Assets)

Communication Services	8.9%
Consumer Discretionary	22.9%
Consumer Staples	1.9%
Energy	1.6%
Financials	11.6%
Healthcare	12.6%
Industrials	18.0%
Information Technology	15.5%
Materials	5.7%

Oberweis International Opportunities Institutional Fund

Schedule of Investments (unaudited) a

September 30, 2021

		Shares	Value
Equities	98.7%
Australia	3.4%
Evolution Mining Ltd.		6,118,640	$15,471,330
IDP Education Ltd.		1,079,749	26,144,492
			41,615,822
			.
Canada	9.8%
ATS Automation Tooling Systems, Inc.*		471,275	14,950,126
AutoCanada, Inc.*		392,700	14,382,878
BRP, Inc.		400,562	37,077,127
Parex Resources, Inc.		1,084,891	19,734,635
Sleep Country Canada Hldgs., Inc.		438,800	11,640,360
Trisura Group Ltd.*		657,000	22,429,086
			120,214,212

China	1.2%
Venus MedTech Hangzhou, Inc.*		2,958,200	15,172,180

Denmark	0.8%
ALK-Abello A/S*		24,685	10,357,167

Finland	2.7%
Metsa Board Oyj		229,740	2,150,582
Outokumpu Oyj		1,872,076	11,373,409
QT Group Oyj*		116,997	19,677,939
			33,201,930

France	1.9%
Rexel SA*		1,182,300	22,780,605

Germany	5.2%
AIXTRON SE		922,000	22,923,229
Aurelius Equity Opportunities SE		396,765	12,138,031
FlatexDEGIRO AG*		978,900	20,716,781
Westwing Group AG*		208,166	7,817,377
			63,595,418

Japan	26.7%
BASE, Inc.*		1,819,200	17,699,584
BayCurrent Consulting, Inc.		123,800	61,989,105
Capcom Co. Ltd.		538,700	14,968,387
Food & Life Co. Ltd.		1,344,400	61,819,423
IR Japan Hldgs. Ltd.		219,900	24,219,552
JMDC, Inc.*		295,600	20,192,597
Koei Tecmo Hldgs. Co. Ltd.		386,570	18,349,416
M&A Capital Partners Co. Ltd.*		562,700	31,102,796
Medley, Inc.*		640,300	23,714,583
MedPeer, Inc.*		399,300	13,550,443
Open House Co. Ltd.		336,400	19,792,834
PLAID, Inc.*		332,100	8,678,660
Tsubaki Nakashima Co. Ltd.		684,400	9,669,240
			325,746,620

Netherlands	6.9%
Alfen NV*		130,093	13,731,389
BE Semiconductor Industries NV		239,069	19,019,209
Constellium SE*		2,119,739	39,808,698
PostNL NV		2,325,400	11,219,994
			83,779,290

Norway	4.4%
Nordic Semiconductor ASA*		1,796,244	53,433,913

Spain	0.9%
Laboratorios Farmaceuticos Rovi SA*		172,274	11,274,738

Sweden	5.0%
Avanza Bank Hldg. AB		508,800	17,926,906
BICO Group AB*		228,299	13,515,385
Cint Group AB*		530,069	5,982,228
MIPS AB		170,500	17,098,674
Thule Group AB*		121,400	6,086,581
			60,609,774

Switzerland	2.9%
Tecan Group AG*		20,809	11,785,249
Zur Rose Group AG*		58,327	23,405,899
			35,191,148

United Kingdom	26.9%
CVS Group PLC*		439,500	14,273,387
Darktrace PLC*		1,496,423	16,532,833
Endava PLC ADS*		189,582	25,754,715
Future PLC*		764,200	37,993,775
Games Workshop Group PLC		95,267	13,182,324
Genus PLC		279,400	20,425,149
Grafton Group PLC		864,660	14,694,211
Howden Joinery Group PLC*		1,799,000	21,656,838
IMI PLC		775,600	17,347,022
Intermediate Capital Group PLC		1,339,535	36,678,569
Marks & Spencer Group PLC*		6,104,300	14,982,758
Morgan Sindall Group PLC		260,619	8,374,782
Pets at Home Group PLC		2,781,125	18,008,740
Reach PLC		4,411,784	20,774,973
Redrow PLC		1,615,583	14,507,813
Taylor Wimpey PLC		7,915,900	16,509,057
Trustpilot Group PLC*		3,111,392	16,164,819
			327,861,765

Total Equities
(Cost: $898,645,543 )			$1,204,834,582

Total Investments	98.7%
(Cost: $898,645,543 )			$1,204,834,582

Other Assets Less Liabilities	1.3%		16,363,529

Net Assets - 100%			$1,221,198,111

a Certain securities were fair valued under the discretion of the Board Of Trustees

* Non-income producing security during the period ended September 30, 2021

ADS - American depositary share

Sector Allocations (As A Percentage of Net Assets)

Communication Services	8.9%
Consumer Discretionary	22.9%
Consumer Staples	1.9%
Energy	1.6%
Financials	11.5%
Healthcare	12.6%
Industrials	18.1%
Information Technology	15.5%
Materials	5.7%

Oberweis Emerging Markets Fund

Schedule of Investments (unaudited) a

September 30, 2021

		Shares	Value
Equities	100.0%
Argentina	0.9%
Despegar.com Corp.*		9,800	$117,894

Australia	2.4%
IDP Education Ltd.		13,000	314,775

Brazil	4.4%
Afya Ltd.*		5,200	102,648
Americanas SA*		12,356	70,155
Blau Farmaceutica SA		19,700	165,463
TOTVS SA		34,500	228,699
			566,965

Canada	1.2%
Parex Resources, Inc.		8,400	152,800

Chile	1.4%
Falabella SA		51,000	178,638

China	16.2%
China Isotope & Radiation Corp.		48,200	133,430
Chongqing Brewery Co. Ltd.*		5,500	111,415
Dada Nexus Ltd. ADS*		17,300	346,692
Shanghai Weaver Network Co. Ltd.		22,535	229,265
Thunder Software Technology Co. Ltd.		14,600	281,119
Venus MedTech Hangzhou, Inc.*		53,500	274,394
Weimob, Inc.*		105,000	151,558
Winning Health Technology Group Co. Ltd.		53,360	119,503
Wolong Electric Group Co. Ltd.		64,500	132,471
Yantai Jereh Oilfield Services Group Co. Ltd.		29,900	221,990
Yijiahe Technology Co. Ltd.		13,048	101,626
			2,103,463

Czech Republic	2.9%
TCS Group Hldg. PLC		4,200	381,913

France	1.8%
Gaztransport & Technigaz SA		3,050	227,814

Greece	1.2%
Greek Organization of Football Prognostics SA		10,400	160,896

India	17.3%
Affle India Ltd.*		5,700	406,710
Amber Enterprises India Ltd.*		5,000	217,695
Bukalapak.com PT Tbk*		4,300,000	258,376
Container Corp. Of India Ltd.		13,900	131,208
L&T Technology Services Ltd.		3,400	214,192
Linde India Ltd.*		5,900	205,600
Navin Fluorine International Ltd.		3,900	193,131
Route Mobile Ltd.		11,600	302,942
Varun Beverages Ltd.		25,912	312,304
			2,242,158
Indonesia	4.6%
PT Bank Jago Tbk*		150,700	158,539
PT Industri Jamu dan Farmasi Sido Muncul Tbk		2,394,339	128,813
PT Mitra Adiperkasa Tbk*		3,213,900	174,165
PT Sarana Menara Nusantara Tbk		1,427,800	131,593
			593,110

Malaysia	1.0%
My E.G. Services Bhd		600,000	131,437

Mexico	1.1%
Prologis Property Mexico SA de CV		65,044	141,234

Philippines	2.3%
Wilcon Depot, Inc.		563,000	302,781

Poland	1.0%
Dino Polska SA*		1,600	133,638

Russia	2.6%
HeadHunter Group PLC ADS		6,800	331,840

South Africa	3.8%
Clicks Group Ltd.		4,980	91,836
Distell Group Hldgs. Ltd.*		23,000	289,646
Karooooo Ltd.*		3,700	109,224
			490,706

South Korea	11.4%
AfreecaTV Co. Ltd.		3,000	377,362
Classys, Inc.*		9,700	163,158
Cosmax, Inc.*		1,400	145,215
Korea Investment Hldgs. Co. Ltd.		3,050	219,179
LEENO Industrial, Inc.		2,105	310,714
Nice Information Service Co. Ltd.		8,692	148,937
Wonik Ips Co. Ltd.		3,180	105,884
			1,470,449

Sweden	1.6%
Medicover AB		7,900	211,553

Switzerland	1.6%
Wizz Air Hldgs. PLC*		3,109	208,927

Taiwan	15.7%
91APP, Inc.*		20,000	153,611
Airtac International Group		7,000	217,784
ASPEED Technology, Inc.		3,000	247,068
Chailease Hldg. Co. Ltd.		16,666	146,362
Chief Telecom, Inc.		11,000	106,555
Innodisk Corp.		18,340	118,672
LandMark Optoelectronics Corp.		20,000	160,370
M31 Technology Corp.		23,000	317,458
momo.com, Inc.		5,200	301,374
Sinbon Electronics Co. Ltd.		18,000	151,361
Taiwan FamilyMart Co. Ltd.		12,000	112,132
			2,032,747

Thailand	1.2%
Mega Lifesciences PCL		106,000	155,787

United Kingdom	1.1%
Stock Spirits Group PLC		29,400	148,348

Vietnam	1.3%
Viettel Construction		44,015	156,645

Total Equities
(Cost: $9,524,755 )			$12,956,518

Rights	0.0%
Taiwan	0.0%
Airtac International Group*		325	1,832

Total Rights
(Cost: $ 0)			$1,832

Total Investments	100.0%
(Cost: $9,524,755 )			$12,958,350

Other Liabilities Less Assets	0.0%		(2,870)

Net Assets - 100%			$12,955,480

a Certain securities were fair valued under the discretion of the Board Of Trustees

* Non-income producing security during the period ended September 30, 2021

ADS - American depositary share

Sector Allocations (As a Percentage of Net Assets)

Communication Services	9.1%
Consumer Discretionary	19.7%
Consumer Staples	11.4%
Energy	4.7%
Financials	7.0%
Healthcare	9.4%
Industrials	11.5%
Information Technology	23.2%
Materials	3.0%
Real Estate	1.0%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2021:

	Micro-Cap Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$113,310,413	$22,110,437
Level 2 - Equities	-	-
Level 3	-	-
Total Investments	$113,310,413	$22,110,437

	Global Opportunities Fund	China Opportunities Fund	Emerging Markets Fund
Level 1 - Equities
Total Asia	$2,248,245	$-	$505,169
Total Africa	-	-	109,224
Total Europe	1,304,160	-	331,840
Total North America	-	-	294,034
Total South America	35,664,062	-	863,497
Total Level 1	39,216,467	-	2,103,764
Level 2 - Equities
Total Asia	15,039,489	102,944,729	8,685,240
Total Africa	-	-	381,482
Total Australia	847,472	-	314,775
Total Europe	13,339,893	-	1,473,089
Total Level 2	29,226,854	102,944,729	10,854,586
Level 3	-	-	-
Total Investments	$68,443,321	$102,944,729	$12,958,350

	International Opportunities Fund	International Opportunities Institutional Fund
Level 1 – Equites
Total Europe	$18,195,862	$65,563,413
Total North America	33,351,529	120,214,212
Total Level 1	51,547,391	185,777,625
Level 2 – Equities
Total Asia	94,604,522	340,918,800
Total Australia	11,551,031	41,615,822
Total Europe	176,599,238	636,522,335
Total Level 2	282,754,791	1,019,056,957
Level 3	-	-
Total Investments	$334,302,182	$1,204,834,582

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.